Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 58,652,000	$ 108,132,000	$ 115,006,000
Accounts receivable	33,490,000	32,044,000	21,433,000
Due from related parties	349,000	289,000	204,000
Inventory	32,969,000	24,962,000	15,983,000
Prepaid expenses and other current assets	15,070,000	8,681,000	11,179,000
Total current assets	140,530,000	174,108,000	163,805,000
Property and equipment, net	64,632,000	63,110,000	35,263,000
Restricted cash	10,828,000	10,828,000	0
Other assets	3,596,000	3,596,000	4,771,000
Total assets	219,586,000	251,642,000	203,839,000
Current liabilities:
Accounts payable		26,737,000	17,475,000
Accounts payable and accrued expenses	41,609,000	38,591,000
Accrued expenses		11,854,000	6,250,000
Due to related parties	797,000	1,425,000	1,782,000
Current portion of capital lease obligations	3,504,000	3,506,000	2,713,000
Current contract liabilities	2,810,000	1,783,000	1,559,000
Other current liabilities		28,137,000	10,407,000
Other current liabilities	22,991,000	31,643,000
Total current liabilities	68,207,000	73,442,000	40,186,000
Long-term debt, net of current portion	18,502,000	18,971,000	5,000,000
Stock-based compensation liabilities	296,952,000	131,989,000	11,758,000
Capital lease obligations, net of current portion	20,282,000	20,778,000	17,276,000
Contract liabilities, net of current portion	500,000	0	783,000
Other liabilities		2,074,000	432,000
Other liabilities	22,530,000	22,852,000
Total liabilities	406,191,000	247,254,000	75,435,000
Commitments and contingencies (Note 8)
Redeemable convertible preferred stock	334,439,000	334,439,000	217,115,000
Stockholders’ deficit:
Additional paid-in capital	0	0	0
Accumulated deficit	(521,044,000)	(330,051,000)	(88,711,000)
Total stockholders’ deficit	(521,044,000)	(330,051,000)	(88,711,000)
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit	$ 219,586,000	$ 251,642,000	203,839,000
Redeemable convertible preferred stock, authorized (in shares)	1,506,487	1,506,487
CM Life Sciences, Inc.
Current assets:
Cash and cash equivalents	$ 627,415	$ 1,094,681
Prepaid expenses	293,754	277,031
Total current assets	921,169	1,371,712
Cash and marketable securities held in trust account	442,774,870	442,763,951
Total assets	443,696,039	444,135,663
Current liabilities:
Accrued expenses	1,491,735	97,120
Total current liabilities	1,491,735	97,120
Warrant liability		70,322,418
Warrant liability	126,960,100	70,322,418
Deferred underwriting fee payable	15,496,250	15,496,250
Total liabilities	143,948,085	85,915,788
Commitments and contingencies (Note 8)
Stockholders’ deficit:
Redeemable Noncontrolling Interest, Equity, Common, Carrying Amount	294,747,950	353,219,870
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding	0	0
Common stock	1,480	895
CommonStockValue1	1,107	1,107
Additional paid-in capital	103,376,938	44,905,602
Accumulated deficit	(98,379,521)	(39,907,599)
Total stockholders’ deficit	5,000,004	5,000,005
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit	443,696,039	444,135,663
Series A-1 redeemable convertible preferred stock $0.00001 par value: 447,373 shares authorized, issued and outstanding at December 31, 2020 December 31, 2020 and 2019; aggregate liquidation preference of $55,000 at December 31, 2020 and 2019
Current liabilities:
Redeemable convertible preferred stock	$ 51,811,000	$ 51,811,000	$ 51,811,000
Stockholders’ deficit:
Redeemable convertible preferred stock, authorized (in shares)	447,373	447,373	447,373
Series A-2 redeemable convertible preferred stock, $0.00001 par value: 522,627 shares authorized at December 31, 2020 December 31, 2020 and 2019; 401,347 shares authorized, issued and outstanding at December 31, 2020 and 2019; aggregate liquidation preference of $49,342 at December 31, 2020 and 2019
Current liabilities:
Redeemable convertible preferred stock	$ 46,480,000	$ 46,480,000	$ 46,480,000
Stockholders’ deficit:
Redeemable convertible preferred stock, authorized (in shares)	522,627	522,627	522,627
Series B redeemable convertible preferred stock, $0.00001 par value: 338,663 shares authorized, issued and outstanding at December 31, 2020 and 2019; aggregate liquidation preference of $204,302 at December 31, 2020 and 2019
Current liabilities:
Redeemable convertible preferred stock	$ 118,824,000	$ 118,824,000	$ 118,824,000
Stockholders’ deficit:
Redeemable convertible preferred stock, authorized (in shares)	338,663	338,663	338,663
Series C redeemable convertible preferred stock, $0.00001 par value: 197,824 shares authorized at December 31, 2020 and no shares authorized at December 31, 2019; 197,821 shares issued and outstanding at December 31, 2020 and no shares issued and outstanding at December 31, 2019; aggregate liquidation preference of $121,397 at December 31, 2020
Current liabilities:
Redeemable convertible preferred stock	$ 117,324,000	$ 117,324,000	$ 0
Stockholders’ deficit:
Redeemable convertible preferred stock, authorized (in shares)	197,824	197,824	0
Class A common stock, $0.00001 par value: 2,500,000 shares authorized at December 31, 2020 and 2019; 1 share issued and outstanding at December 31, 2020 and 2019
Stockholders’ deficit:
Common stock	$ 0	$ 0	$ 0
Class A common stock, $0.00001 par value: 2,500,000 shares authorized at December 31, 2020 and 2019; 1 share issued and outstanding at December 31, 2020 and 2019 | CM Life Sciences, Inc.
Stockholders’ deficit:
Common stock		895
Total stockholders’ deficit	$ 1,480	$ 895
Common stock subject to possible redemption	29,474,795	35,321,987
Class B convertible common stock, $0.00001 par value: 15,000,000 shares authorized at December 31, 2020 and 2019; 105,429 shares issued and outstanding at December 31, 2020 and no shares issued and outstanding at December 31, 2019
Stockholders’ deficit:
Common stock	$ 0	$ 0	$ 0
Class B convertible common stock, $0.00001 par value: 15,000,000 shares authorized at December 31, 2020 and 2019; 105,429 shares issued and outstanding at December 31, 2020 and no shares issued and outstanding at December 31, 2019 | CM Life Sciences, Inc.
Stockholders’ deficit:
Common stock		1,107
Total stockholders’ deficit	$ 1,107	$ 1,107